Considerations in Relation to Acquisition of Shanghai Kangshi (Detail) (Shanghai Kangshi, USD $) In Thousands, unless otherwise specified	Nov. 10, 2010
Shanghai Kangshi
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 6,373
Value of ordinary shares	1,198
Contingent receivable	(225)
Total consideration	$ 7,346